Schedule of Investments TCW Artificial Intelligence ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.2%
Automobile Components - 0.6%
Mobileye Global, Inc., Class A*	24,771	$409,341
Automobiles - 4.9%
Tesla, Inc.*	8,913	3,606,200
Broadline Retail - 5.6%
Amazon.com, Inc.*	17,485	4,155,835
Communications Equipment - 9.1%
Arista Networks, Inc.*	41,350	4,764,760
Motorola Solutions, Inc.	4,246	1,992,436
		6,757,196
Electrical Equipment - 5.0%
Eaton Corp. plc	4,540	1,482,038
Vertiv Holdings Co., Class A	18,628	2,179,848
		3,661,886
Electronic Equipment, Instruments & Components - 1.8%
Cognex Corp.	32,847	1,310,595
Interactive Media & Services - 13.5%
Alphabet, Inc., Class A	20,015	4,083,460
Meta Platforms, Inc., Class A	6,596	4,545,832
Pinterest, Inc., Class A*	40,721	1,342,164
		9,971,456
IT Services - 2.3%
International Business Machines Corp.	6,658	1,702,451
Machinery - 2.6%
Deere & Co.	1,908	909,276
Symbotic, Inc., Class A*	34,161	1,002,626
		1,911,902
Media - 2.3%
Trade Desk, Inc. (The), Class A*	14,271	1,693,682
Semiconductors & Semiconductor Equipment - 26.9%
Advanced Micro Devices, Inc.*	5,536	641,899
ASML Holding NV	2,041	1,508,932
Broadcom, Inc.	13,333	2,950,193
Lam Research Corp.	12,245	992,457
Marvell Technology, Inc.	25,898	2,922,848
Micron Technology, Inc.	26,226	2,392,860
NVIDIA Corp.	46,940	5,636,085
ON Semiconductor Corp.*	17,543	918,201
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,398	1,967,189
		19,930,664
Investments	Shares	Value
Software - 22.4%
Cadence Design Systems, Inc.*	3,618	$1,076,789
CyberArk Software Ltd.*	7,005	2,598,715
Datadog, Inc., Class A*	11,391	1,625,610
Microsoft Corp.	6,722	2,790,033
Palo Alto Networks, Inc.*	18,271	3,369,538
Salesforce, Inc.	5,866	2,004,412
ServiceNow, Inc.*	3,047	3,103,004
		16,568,101
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	6,998	1,651,528
Total Common Stocks (Cost $55,354,583)		73,330,837
	Principal
Short-Term Investments - 0.8%
Time Deposit - 0.8%
Citibank, New York 3.68% 2/3/2025 (Cost $609,863)	$609,863	609,863
Total Investments - 100.0% (Cost $55,964,446)		$73,940,700
Liabilities in Excess of Other
Assets - (0.0%)†		(25,774)
Net Assets - 100.0%	–	$73,914,926

*	Non-income producing security.
†	Represents less than 0.05%.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF January 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$73,330,837	$–	$–	$73,330,837
Short-Term Investments
Time Deposit	609,863	–	–	609,863
Total Investments	$73,940,700	$–	$–	$73,940,700

*	Please refer to the Schedule of Investments to view securities segregated by industry.